FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

May 30, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 366

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the "1933 Act"), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant is PEA No. 366 to the Registrant's currently effective registration statement on Form N-1A relating to the Absolute Opportunities Fund and Absolute Strategies Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) add Madden Asset Management, LLC as a subadviser to the Absolute Strategies Fund; (2) remove Madden Asset Management, LLC as a subadviser of the Absolute Opportunities Fund; (3) add Sabal Capital Management, LLC as a subadviser to the Absolute Opportunities Fund; and (4) make other non-material changes to the Funds' prospectuses and statements of additional information.

The Registrant has elected that this filing be automatically effective on August 1, 2012, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2075 or by email at david.faherty@atlanticfundservices.com.

Sincerely,

/s/ David Faherty

David Faherty
Vice President of the Registrant

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